UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BANDERA PARTNERS LLC
Address: 50 Broad Street, Suite 1820
         New York, New York 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Bylinsky
Title: Managing Director
Phone: 212-232-4582

Signature, Place, and Date of Signing:

       /s/ Gregory Bylinsky, New York, NY, May 15, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              1
                                                  -----------------------

Form 13F Information Table Entry Total:                        14
                                                  -----------------------

Form 13F Information Table Value Total:                  $228,765
                                                  -----------------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

          1        28-                        Gregory Bylinsky

          2        28-                        Jefferson Gramm

          3        28-                        Andrew Shpiz

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
                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AFC ENTERPRISES INC           COM            00104Q107   10,686   294,125 SH        OTHER     1,2,3          0     294,125        0
AMERICAN INTL GROUP INC       *W EXP         026874156      690    50,000 SH        OTHER     1,2,3          0      50,000        0
                              01/19/202
AMERICAN INTL GROUP INC       COM NEW        026874784   54,348 1,400,000 SH  CALL  OTHER     1,2,3          0   1,400,000        0
AMBASSADORS GROUP INC         COM            023177108   12,080 2,802,813 SH        OTHER     1,2,3          0   2,802,813        0
ASSISTED LIVING CONCPT NEV N  CL A NEW       04544X300   26,399 2,220,307 SH        OTHER     1,2,3          0   2,220,307        0
FAMOUS DAVES AMER INC         COM            307068106    7,243   666,897 SH        OTHER     1,2,3          0     666,897        0
GENERAL MTRS CO               COM            37045V100   12,102   435,000 SH        OTHER     1,2,3          0     435,000        0
GENERAL MTRS CO               *W EXP         37045V126      312    25,000 SH        OTHER     1,2,3          0      25,000        0
                              07/10/201
GOOGLE INC                    CL A           38259P508   27,797    35,000 SH        OTHER     1,2,3          0      35,000        0
HILLTOP HOLDINGS INC          COM            432748101   10,636   788,435 SH        OTHER     1,2,3          0     788,435        0
LUBYS INC                     COM            549282101   14,722 1,968,166 SH        OTHER     1,2,3          0   1,968,166        0
STAR GAS PARTNERS L P         UNIT LTD       85512C105   29,557 6,510,321 SH        OTHER     1,2,3          0   6,510,321        0
                              PARTNR
TANDY LEATHER FACTORY INC     COM            87538X105   20,885 2,933,297 SH        OTHER     1,2,3          0   2,933,297        0
THESTREET INC                 COM            88368Q103    1,308   684,713 SH        OTHER     1,2,3          0     684,713        0

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